Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of significant accounting policies

4. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

a)	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with IFRSs as issued by the IASB.

b)	Basis of preparation

(a)	Except for the financial assets at fair value through other comprehensive income which has been fully written off during current year, the consolidated financial statements have been prepared under the historical cost convention.

(b)	The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.

(c)	These consolidated financial statements are presented in U.S. dollars (“$”), which is the Company’s functional currency.

c)	Basis of consolidation

(a)	Basis for preparation of consolidated financial statements:

i)	All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii)	Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

(b)	Subsidiaries included in the consolidated financial statements:

				Percentage of
				Ownership (%)
Name of investor	Name of investee	Main business	Location	December 31, 2025	December 31, 2024
The Company	GOAL BEYOND LIMITED (GOAL BEYOND)	Holding company	Samoa	100	100
The Company	STAR LEADER TRADING LIMITED (STAR LEADER)	Sales of bicycle, racket, and other carbon fiber composite products	Hong Kong	100	100
The Company	Bohong Technology Jiangsu Co., Ltd. (Bohong)	Manufacturing bicycle, racket and other carbon fiber composite products	Jiangsu, People’s Republic of China (“PRC”)	100	100
GOAL BEYOND	YMA CORPORATION (YMA)	Product development, design, manufacturing, sales of carbon fiber composite products and professional consultation services	Republic of China (“ROC”)	100	100
GOAL BEYOND	TIME YIELD LIMITED (TIME YIELD)	Purchasing	Samoa	100	100

The Company	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)	Holding company	British Virgin Islands	100	100
The Company	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)	Sales of bicycle, sporting goods, and other carbon composite products	Singapore	100	100
GOAL BEYOND	Dongguan Changrong New Material Technology Co., Ltd	Sales of bicycle, sporting goods, and other carbon composite products	Dongguan, PRC	100	100
PREMIUM QUEST	LITZMO B.V.	Sales of bicycle, sporting goods, and other carbon composite products	Netherlands	100	100

(c)	Subsidiaries not included in the consolidated financial statements: None.

(d)	Adjustments for subsidiaries with different statements of financial position dates: Not applicable.

(e)	Significant restrictions: None.

(f)	Subsidiaries that have non-controlling interests that are material to the Group: None.

d) Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US$, which is the Company’s functional and the Group’s presentation currency.

(a) Foreign currency transactions and balances

i) Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Therefore, foreign exchange differences resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.

ii) Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated at the exchange rates prevailing at the balance sheet date. Exchange differences arising upon re-translation at the balance sheet date are recognized in profit or loss.

iii) Non-monetary assets and liabilities denominated in foreign currencies held at fair value through profit or loss are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in profit or loss within foreign exchange gains. Non-monetary assets and liabilities denominated in foreign currencies held at fair value through other comprehensive income are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in other comprehensive income. However, non-monetary assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the dates of the initial transactions.

iv) All foreign exchange gains and losses are presented in the consolidated statements of comprehensive (loss) income within ‘Foreign exchange gains’.

(b) Translation of foreign operations

The operating results and financial position of all the group entities, associates that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i) Assets and liabilities for each balance sheet presented are translated at the closing exchange rate at the date of that balance sheet;

ii) Income and expenses for each statement of comprehensive income are translated at exchange rates of that period; and

iii) All resulting exchange differences are recognized in other comprehensive (loss) income.

e) Classification of current and non-current items

(a) Assets that meet one of the following criteria are classified as current assets; otherwise they are classified as non-current assets:

i) Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;

ii) Assets held mainly for trading purposes;

iii) Assets that are expected to be realized within twelve months from the balance sheet date;

iv) Cash and cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to settle liabilities more than twelve months after the balance sheet date.

(b) Liabilities that meet one of the following criteria are classified as current liabilities; otherwise they are classified as non-current liabilities:

i) Liabilities that are expected to be settled within the normal operating cycle;

ii) Liabilities arising mainly from trading activities;

iii) Liabilities that are to be settled within twelve months from the balance sheet date;

iv) Liabilities for which the repayment date cannot be extended unconditionally to more than twelve months after the balance sheet date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

f) Cash equivalents

Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value (including time deposits with less than 3 months contract period from date of acquisition). Time deposits that meet the definition above and are held for the purpose of meeting short-term cash commitments in operations are classified as cash equivalents.

g) Financial assets at fair value through other comprehensive income

(a) Financial assets at fair value through other comprehensive income comprise equity securities which are not held for trading, and for which the Group has made an irrevocable election at initial recognition to recognize changes in fair value in other comprehensive (loss) income.

(b) On a regular way purchase or sale basis, financial assets at fair value through other comprehensive (loss) income are recognized and derecognized using trade date accounting

(c) At initial recognition, the Group measures the financial assets at fair value plus transaction costs. The Group subsequently measures the financial assets at fair value, the changes in fair value of equity investments that were recognized in other comprehensive income are reclassified to retained earnings and are not reclassified to profit or loss following the derecognition of the investment. Dividends are recognized as revenue when the right to receive payment is established, future economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

(d) During the year, certain equity investments designated at fair value through other comprehensive income were written down to nil based on management’s judgment, taking into account the Group’s operating strategy, the absence of potential buyers and lack of observable market evidence, which indicated that the investments were not recoverable and could not be disposed of in the short term.

h) Financial assets at amortized cost

(a) Financial assets at amortized cost are those that meet all of the following criteria:

i) The objective of the Group’s business model is achieved by collecting contractual cash flows.

ii) The assets’ contractual cash flows represent solely payments of principal and interest.

(b) At initial recognition, the Group measures the financial assets at fair value plus transaction costs. Interest income from these financial assets is included in finance income using the effective interest method. A gain or loss is recognized in statements of comprehensive (loss) income when the asset is derecognized or impaired.

(c) The Group’s time deposits which do not fall under cash equivalents are those with a short maturity period and are measured at initial investment amount as the effect of discounting is immaterial.

i) Accounts receivable

(a) Accounts receivable entitle the Group a legal right to receive consideration in exchange for transferred goods or rendered services.

(b) The short-term accounts receivable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

(c) The short-term accounts receivable that do not bear interest are recognized at the invoice amount, net of expected credit loss, as the effect of discounting is immaterial.

(d) The Group does not have factoring arrangements for its accounts receivable as of the reporting date.

j) Impairment of financial assets

For financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime expected credit losses.

k) Derecognition of financial assets

The Group derecognizes a financial asset when one of the following conditions is met:

(a) The contractual rights to receive the cash flows from the financial asset expire.

(b) The contractual rights to receive cash flows of the financial assets have been transferred and the Group has transferred substantially all risks and rewards of ownership of the financial asset.

l) Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (allocated based on normal operating capacity). It excludes borrowing costs. The item by item is approach is used in applying the lower of cost and net realizable value.

Net realizable value is estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The reversal of inventory valuations should not be more than historical cost.

m) Transaction costs to be deducted from equity

Pursuant to IAS 32 paragraph 37, initial public offering (“IPO”) costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of capital surplus. These costs include the registration drafting and counsel, the SEC filing and print related costs. Upon the completion of the IPO in July 2025, the total accumulated deferred IPO costs of $1,623,627 (as of December 31, 2024) plus additional costs incurred in 2025 totaling $2,023,807, were charged against the gross proceeds of the offering as a reduction of capital surplus.

n) Property, plant and equipment

(a) Property, plant and equipment are initially recorded at cost. Borrowing costs incurred during the construction period are capitalized.

(b) Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

(c) Plant and equipment apply cost model and are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Each part of an item of property, plant, and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.

(d) The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8, ‘Accounting Policies, Changes in Accounting Estimates and Errors’, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

property, plant and equipment	estimated useful lives
Leasehold improvement	2 ~ 5 years
Machinery and equipment	3 ~ 10 years
Molding equipment	2 ~ 5 years
Others	2 ~ 10 years

o) Leasing arrangements (lessee) right of use assets/ lease liabilities

(a) Leases are recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group. For short-term leases or leases of low-value assets, lease payments are recognized as an expense on a straight-line basis over the lease term.

(b) Lease liabilities include the net present value of the remaining lease payments at the commencement date, discounted using the incremental borrowing interest rate.

Lease payments are fixed payments, less any lease incentives receivable.

The Group subsequently measures the lease liability at amortized cost using the interest method and recognizes interest expense over the lease term. The lease liability is remeasured and the amount of remeasurement is recognized as an adjustment to the right-of-use asset when there are changes in the lease term or lease payments and such changes do not arise from contract modifications.

(c) At the commencement date, the right-of-use asset is stated at the amount of the initial measurement of lease liability. The right-of-use asset is measured subsequently using the cost model and is depreciated from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. When the lease liability is remeasured, the amount of remeasurement is recognized as an adjustment to the right-of-use asset.

p) Intangible assets

Computer software

Computer software is stated at cost and amortized on a straight-line basis over its estimated useful life of 3 to 5 years.

q) Impairment of non-financial assets

The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.

r) Loans

Loans comprise long-term and short-term loans. Loans are recognized initially at fair value, net of transaction costs incurred. Loans are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in profit or loss over the period of the loans using the effective interest method.

s) Accounts payable

(a) Accounts payable are liabilities for purchases of raw materials, goods or services and notes payable are those resulting from operating and non-operating activities.

(b) The accounts payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

t) Derecognition of financial liabilities

(a) A financial liability is derecognized when the obligation specified in the contract is either discharged or cancelled or expires.

(b) Where the terms of a financial liability are renegotiated and the Group issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognized in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

u) Employee benefits

(a) Short-term employee benefits

Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees and should be recognized as expenses when the employees render service.

(b) Pensions

Defined contribution plans

For defined contribution plans, the contributions are recognized as pension expenses when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in future payments.

(c) Employees’ compensation and directors’ remuneration

Employees’ compensation and directors’ remuneration are recognized as expenses and liabilities, provided that such recognition is required under legal obligation or constructive obligation and those amounts can be reliably estimated. Any difference between the resolved amounts and the subsequently actual distributed amounts is accounted for as changes in estimates. If employee compensation is paid by shares, the Company calculates the number of shares based on the closing price at the previous day of the board meeting resolution.

v) Employee share-based payment

For the equity-settled share-based payment arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions and non-vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest under the non-market vesting conditions at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.

w) Income taxes

(a) The income tax expense for the period comprises current and deferred tax. Income tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the income tax is recognized in other comprehensive income or equity.

(b) The current income tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the balance sheet date in the countries where the Group and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities. An additional tax is levied on the unappropriated retained earnings and is recorded as income tax expense in the year the profit generated.

(c) Deferred tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated balance sheet. However, the deferred tax is not accounted for if it arises from initial recognition of goodwill or of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

(d) Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. At each balance sheet date, unrecognized and recognized deferred tax assets are reassessed.

(e) Current income tax assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. Deferred tax assets and liabilities are offset on the balance sheet when the entity has the legally enforceable right to offset current tax assets against current tax liabilities and they are levied by the same taxation authority on either the same entity or different entities that intend to settle on a net basis or realize the asset and settle the liability simultaneously.

(f) A deferred tax asset shall be recognized for the carryforward of unused tax credits resulting from acquisitions of equipment or technology, research and development expenditures and equity investments to the extent that it is possible that future taxable profit will be available against which the unused tax credits can be utilized.

(g) If a change in tax rate is enacted or substantively enacted, the Group recognizes the effect of the change immediately in the period in which the change occurs. The effect of the change on items recognized outside profit or loss is recognized in other comprehensive income or equity while the effect of the change on items recognized in profit or loss is recognized in profit or loss.

x) Ordinary share

(a) Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction.

(b) Where the Company repurchases the Company’s equity share capital that has been issued, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders. Where such shares are subsequently reissued, the difference between their book value and any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the Company’s equity holders.

y) Revenue recognition

The Group recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers under the five-step model, i.e. (a) Identify the transaction with a customer, (b) Identify the performance obligations, (c) Determine the transaction price, (d) Allocate the transaction price, and (e) Recognize revenue.

Revenue is recognized when control over the product or service is transferred to the customer, at the amount of promised consideration to which the Company is expected to be entitled in exchange for the satisfaction of a specific performance obligation, excluding those amounts collected on behalf of third parties, if any. Revenue excludes value added tax or other sales taxes and is after deduction of any sales rebates and sales return, if any.

Revenue of the Company is derived from (i) sale of products, and (ii) provision of consulting services.

Further details of the Company’s revenue recognition policies are as follows:

(i)	Sale of products

 The Company typically enters into sales agreements with customers through the sales order, which was acknowledged by the Company and customers, which consisted of the rights and obligations of both parties and other critical terms. There are multiple performance obligations since each product or delivery with standalone price represented each performance obligation. No allocation of price is required since each product has its own price as stipulated in the sales order. All consideration is fixed without any variable. No return, refund or cash discount is allowed or granted once the sales order was agreed by the customer. Revenue was recognized at a point in time when the products were collected, delivered or physically accepted by customers based on the shipping terms and actual risks and rewards were transferred. A receivable is recognized when goods are delivered or services are rendered, as the consideration becomes unconditional.

The Company generally grants credit terms of 30 to 90 days to customers. As the period between the transfer of goods or services and the receipt of consideration does not exceed one year, no significant financing component is recognized.

The Company provides warranties on goods sold to customers in order to assure they meet quality standards and are free from breakage. As of December 31, 2025 and 2024, the Company made no extra provision of warranty cost as management deems it immaterial, if any.

Principal versus agent

The Company evaluates whether it is appropriate to record the gross amount of the contract price and related costs or the net amount earned as commissions. The Company’s evaluation is based on whether the Company (i) is primarily responsible for fulfilling the promise to provide the specified good or service to the customer; (ii) is exposed to fulfillment risk and, in certain cases, inventory or working capital risk before transferring to the customer; and (iii) has discretion in establishing the price charged to the customer. If these three questions are positive, the Company will recognize as a gross or otherwise a net basis treating as an agent with considering the actual operations of the Company.

(ii)	Provision of consulting services

The Company enters into agreements with the customers to provide a series of services including product development and design (such as drawing and structural design), supplier sourcing and manufacturer evaluation, technical know-how transfer, production process improvement, business development support, and authorization to use the “QO” trademark. These multiple services are considered as one performance obligation since based on the contract terms and the nature of the arrangement, these services are not separately identifiable within the context of the contract and are highly interrelated. The individual service component does not provide meaningful standalone benefit to the customer on their own; rather, they are provided together as an integrated package to support the customer’s overall business, product development, and production objectives. The price is fixed and is stipulated in the agreements with the customers. No return, refund or cash discount is allowed or granted once the sales order was agreed by the customer. No allocation of consideration is required since there is an overall price as a package charged to the customers on monthly basis. The contract has one year period. The customer simultaneously receives and consumes the benefits of the services as the Company performs under the contract period. The services are provided continuously throughout the service term, and the customer benefits from such services as they are rendered. Hence, the revenue is recognized over the period that the Company provides the services.

z) Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Group’s chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors that makes strategic decisions.

aa) Critical accounting judgments, estimates and key sources of assumption uncertainty

(a) Allowance for expected credit losses for receivables

In the process of assessing uncollectible accounts, the Group must use judgements and assumptions to determine the collectability of receivables. The collectability is affected by various factors: customers’ financial conditions, the Company’s internal credit ratings, historical experience, current economic conditions, etc. When sales are not expected to be collected, the Group recognizes a specific allowance for doubtful receivables after the assessment. The assumptions and estimates of allowance for uncollectible accounts are based on concerning future events as that on the balance sheet date. As at December 31, 2025, the management the Company has reassessed the payment ability of customers and found that adoption of a lifetime model would be more appropriate in connection of the loss rate for receivables from customers. Assumptions and estimates may differ from the actual results which may result in a material adjustment.

(b) Evaluation of inventories

As inventories are stated at the lower of cost and net realizable value, the Group must determine the net realizable value of inventories on balance sheet date using judgements and estimates. Due to the net rapid technology innovation, the Group evaluates the amounts of normal inventory consumption, obsolete inventories or inventories without market selling value on balance sheet date, and writes down the cost of inventories to the net realizable value. The evaluation of inventories is principally based on the unit price of the sales order as the basis of the estimate. Therefore, there might be material changes to the evaluation.